Consolidated statement of cash flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Cash flows provided by (used in) operating activities
Net income	$ 5,121	$ 5,284	$ 4,718
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses	1,286	870	829
Amortization and impairment	838	657	542
Stock options and restricted shares expense	16	31	7
Deferred income taxes	108	69	21
Losses (gains) from debt securities measured at FVOCI and amortized cost	(34)	35
Available for sale debt and equity securities (gains), net			(143)
Net losses (gains) on disposal of land, buildings and equipment	(7)	(14)	(305)
Other non-cash items, net	(229)	(292)	(15)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks	(208)	(2,599)	394
Loans, net of repayments	(17,653)	(16,155)	(30,547)
Deposits, net of withdrawals	19,838	20,770	18,407
Obligations related to securities sold short	1,853	69	3,375
Accrued interest receivable	(122)	(341)	(34)
Accrued interest payable	138	205	90
Derivative assets	(2,484)	2,780	3,588
Derivative liabilities	4,037	(2,084)	(5,549)
Securities measured at FVTPL	(1,826)	(647)
Trading and FVO securities			(657)
Other assets and liabilities designated at fair value	1,222	(380)
Other FVO assets and liabilities			1,071
Current income taxes	(309)	(301)	(1,063)
Cash collateral on securities lent	(909)	707	(494)
Obligations related to securities sold under repurchase agreements	20,961	2,869	16,277
Cash collateral on securities borrowed	1,824	(453)	398
Securities purchased under resale agreements	(10,785)	(1,195)	(10,556)
Other, net	(4,041)	(18)	2,103
Cash flows provided by (used in) operating activities	18,635	9,867	2,457
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness	1,500	1,534
Redemption/repurchase/maturity of subordinated indebtedness	(1,001)	(638)	(55)
Issue of preferred shares, net of issuance cost	568	445	792
Issue of common shares for cash	157	186	194
Purchase of common shares for cancellation	(109)	(417)
Net sale (purchase) of treasury shares	1	6	(7)
Dividends paid	(2,406)	(2,109)	(1,425)
Cash flows provided by (used in) financing activities	(1,290)	(993)	(501)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost	(42,304)	(33,011)
Purchase of AFS securities			(37,864)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost	13,764	12,992
Proceeds from sale of AFS securities			18,787
Proceeds from maturity of debt securities measured at FVOCI and amortized cost	10,948	12,402
Proceeds from maturity of AFS securities			19,368
Cash used in acquisitions, net of cash acquired	(25)	(315)	(2,517)
Net cash provided by dispositions of investments in equity-accounted associates and joint ventures		200	60
Net sale (purchase) of land, buildings and equipment	(272)	(255)	201
Cash flows provided by (used in) investing activities	(17,889)	(7,987)	(1,965)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks	4	53	(51)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during year	(540)	940	(60)
Cash and non-interest-bearing deposits with banks at beginning of year	4,380	3,440	3,500
Cash and non-interest-bearing deposits with banks at end of year	3,840	4,380	3,440
Cash interest paid	10,008	7,235	4,526
Cash interest received	19,840	16,440	12,611
Cash dividends received	735	724	949
Cash income taxes paid	$ 1,549	$ 1,654	$ 2,204